Costs and expenses by nature - Other (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Expenses related to Brumadinho event	$ 271	$ 280	$ 382	$ 403
Expenses related to de-characterization of dam				37
Asset retirement obligations	13	40	13	40
Provision for litigations	52	48	83	64
Profit sharing program	32	19	87	67
Other	20	58	42	100
Total	$ 388	$ 445	$ 607	$ 711